Other financial liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Financial Liabilities
Credit cards	R$ 56,679,408	R$ 52,876,437
Transactions pending settlement (1)	7,288,168	23,951,903
Dividends and Interest on Equity Payable	640,978	109,442
Tax collection accounts - Tax payables	1,757,467	1,545,784
Other financial liabilities	1,047,981	693,613
Total	R$ 67,414,002	R$ 79,177,179